Consolidated Statements of Changes in Stockholders' Equity (Parentheticals) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
ESOP shares committed to be released (874 shares)	874	874	3,496	3,496
Shares repurchased and retired	5,000		17,082	115,405